Other Current Payables and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other current payables and liabilities [abstract]
Other current payables and liabilities
18. Other current payables and liabilities
Other payables as of June 30, 2024 and December 31, 2023, are as follows:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023
Non-trade Payables (*)	27,391,768	25,324,072
Accrued Expense	6,807,023	1,518,801

Total	34,198,791	26,842,873

(*)
As of June 30, 2024 and December 31, 2023, the balance of non-trade payables primarily consists of USD 17,011,861 and USD 17,361,197, respectively, of legal and other professional fees incurred in preparation for and execution of the De-SPAC transaction, which are non-recurring. The Company has entered into deferred fee agreements (“DFA”) with numerous transaction advisors to spread payments over two years. The current balance represents 50% of the total deferred fee payables.

Other current liabilities as of June 30, 2024 and December 31, 2023, are as
follows
:

		(Unit: USD)
Classification	As of June 30, 2024	As of December 31, 2023

Withholdings	38,972	21,184
Value added tax withheld	208,478	207,310
Advance Received	2,515,524	746,417

Total	2,762,974	974,911

18. Other current payables and liabilities
Other payables as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Non-trade Payables (*)	25,324,072	4,132,680
Accrued Expense	1,518,801	1,558,085

Total	26,842,873	5,690,765

(*)
As of December 31, 2023, the balance of
non-trade
payables primarily consists of USD 17,361,197 of legal and other professional fees incurred in preparation for and execution of the
De-SPAC
transaction, which are
non-recurring.
The Company has entered into deferred fee agreements (“DFA”) with numerous transaction advisors to spread payments over two years. The current balance represents 50% of the total deferred fee payables.

Other current liabilities as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Withholdings	21,184	15,086
Value added tax withheld	207,310	208,186
Advance Received	746,417	576,299

Total	974,911	799,571